Document and Entity Information	Jun. 17, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001598646
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 17, 2022
Entity Registrant Name	Minerva Neurosciences, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36517
Entity Tax Identification Number	26-0784194
Entity Address, Address Line One	1601 Trapelo
Entity Address, Address Line Two	Road
Entity Address, Address Line Three	Suite 286
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	(617)
Local Phone Number	600-7373
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	NERV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false